Business Combinations and Dispositions (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Revenue	$ 160,376	$ 167,920	$ 489,616	$ 520,453
Net loss	$ (42,817)	$ (34,610)	$ (84,311)	$ (72,864)
Net loss per share - basic and diluted	$ (0.36)	$ (1.22)	$ (1.40)	$ (2.57)